RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related parties [abstract]
Schedule of balances with related parties

Balances as of the year ended December 31, 2021 and 2020, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2021	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Financial assets in investments	Ps.	—	Ps.	—	Ps.	1,489,672	Ps.	—	Ps.	—
Financial assets in credit operations		10,839		8,592		541,293		1,551,342		187,466
Accounts receivable		58		8		20,761		351,582		2
Other assets		—		—		8,974		4,526		—

Liabilities
Deposits	Ps.	191,333	Ps.	29,704	Ps.	110,142	Ps.	1,910,253	Ps.	12,914
Accounts payable		583		375		15,685		771,804		10
Financial obligations		2		12		—		—		—
Other liabilities		—		—		2,492		1,234		—

(*) Include family members

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2020	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Financial assets in investments	Ps.	—	Ps.	—	Ps.	1,043,666	Ps.	—	Ps.	—
Financial assets in credit operations		5,916		7,355		569,718		1,604,776		135,531
Accounts receivable		9		21		7,301		29,354		12
Other assets		34		—		3,207		7,313		167

Liabilities
Deposits	Ps.	300,093	Ps.	27,058	Ps.	117,815	Ps.	1,796,235	Ps.	9,219
Accounts payable		689		351		5,194		695,671		10
Financial obligations		—		8		—		—		—
Other liabilities		—		—		2,575		350		—

(*) Include family members

Schedule of transactions between related parties

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2021	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	294	Ps.	439	Ps.	18,333	Ps.	60,964	Ps.	11,224
Fee income and commissions		4		51		30,417		120,642		6
Leases		—		—		1,459		81		—
Other income		7		14		340,583		15,867		20

Expenses
Financial expenses	Ps.	(857)	Ps.	(391)	Ps.	(1,034)	Ps.	(31,879)	Ps.	(127)
Fee expenses and commissions		(4)		(1,862)		(39,278)		(1,466)		(338)
Operating expenses		(308)		(9,829)		(327)		(2,648)		—
Other expenses		(3)		(2,868)		(84,328)		(49,364)		—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2020	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	61	Ps.	463	Ps.	25,898	Ps.	85,308	Ps.	8,425
Fee income and commissions		7		48		26,185		100,424		6
Leases		—		—		1,219		95		—
Other income		6		8		273,113		6,720		10

Expenses
Financial expenses	Ps.	(882)	Ps.	(620)	Ps.	(1,062)	Ps.	(22,619)	Ps.	(52)
Fee expenses and commissions		(4)		(1,832)		(23,527)		(1,829)		(305)
Operating expenses		—		(9,743)		(754)		(3,539)		—
Other expenses		6		(1,834)		(60,029)		(68,522)		—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2019	Aval (*)			personnel (*)		Ventures (**)		individuals		individuals

Income
Interest income	Ps.	290	Ps.	722	Ps.	28,172	Ps.	90,281	Ps.	7,998
Fee income and commissions		17		45		36,505		106,120		6
Leases		—		—		—		324		—
Other income		7		7		274,349		6,285		534

Expenses
Financial expenses	Ps.	(169)	Ps.	(628)	Ps.	(1,251)	Ps.	(20,319)	Ps.	(28)
Fee expenses and commissions		(3)		(1,410)		(20,066)		(2,098)		(380)
Operating expenses		(300)		(7,850)		—		(3,278)		—
Other expenses		(14)		(1,893)		(444,730)		(41,276)		(25)

(*) Include family members

(**) Expenses were recognized during the year 2019 with respect to defaulted debts owed by related parties for Ps. 400,630

Schedule of key management personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2021		2020		2019
Salaries	Ps.	34,250	Ps.	34,274	Ps.	40,696
Short term benefits for employees		14,761		14,257		16,059
Larg term benefits for employees		425		587		742
Fee		1,871		1,239		1,525
Total	Ps.	51,307	Ps.	50,357	Ps.	59,022